UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04323

Natixis Funds Trust I

(Exact name of registrant as specified in charter)

399 Boylston Street, Boston, Massachusetts    02116

(Address of principal executive offices)           (Zip code)

Coleen Downs Dinneen, Esq.

Natixis Distributors, L.P.

399 Boylston Street

Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 449-2810

Date of fiscal year end: September 30

Date of reporting period: December 31, 2008

ITEM 1. SCHEDULE OF INVESTMENTS

LOOMIS SAYLES CORE PLUS BOND FUND — PORTFOLIO OF INVESTMENTS

Investments as of December 31, 2008 (Unaudited)

Principal Amount (‡)	Description	Value(†)
Bonds and Notes — 94.4% of Net Assets
	ABS Home Equity — 1.5%
$139,242	Countrywide Asset-Backed Certificates, Series 2004-S1, Class A2, 3.872%, 3/25/2020	$135,609
1,095,000	Countrywide Asset-Backed Certificates, Series 2004-S1, Class A3, 4.615%, 2/25/2035	653,715
3,279,990	Countrywide Asset-Backed Certificates, Series 2006-S4, Class A3, 5.804%, 7/25/2034	1,441,954
1,051,206	Residential Asset Securities Corp., Series 2003-KS10, Class AI4, 4.470%, 3/25/2032	837,334

		3,068,612

	Automotive — 0.7%
955,000	Ford Motor Co., 7.450%, 7/16/2031	267,400
865,000	Ford Motor Credit Co. LLC, 7.000%, 10/01/2013	597,652
810,000	Ford Motor Credit Co. LLC, 8.000%, 12/15/2016	527,607

		1,392,659

	Banking — 5.4%
1,970,000	Bank of America Corp., 5.750%, 12/01/2017	1,966,929
1,670,000	Citigroup, Inc., 6.500%, 8/19/2013	1,685,174
625,000	Goldman Sachs Group, Inc. (The), 5.300%, 2/14/2012	589,904
1,040,000	Goldman Sachs Group, Inc. (The), 6.150%, 4/01/2018	999,399
2,160,000	Goldman Sachs Group, Inc. (The), 6.750%, 10/01/2037	1,753,635
735,000	HSBC Finance Corp., 7.000%, 5/15/2012	736,116
825,000	JPMorgan Chase & Co., 6.000%, 1/15/2018	870,807
800,000	Morgan Stanley, 4.000%, 1/15/2010	776,765
615,000	Morgan Stanley, 5.375%, 10/15/2015	529,397
100,000	Morgan Stanley, 6.750%, 4/15/2011	98,393
435,000	Morgan Stanley, Series F, GMTN, 6.625%, 4/01/2018	381,621
515,000	Morgan Stanley, Series F, MTN, 5.550%, 4/27/2017	425,279

		10,813,419

	Brokerage — 2.2%
1,365,000	Bear Stearns Cos., Inc. (The), 6.400%, 10/02/2017	1,418,478
1,670,000	Merrill Lynch & Co., Inc., MTN, 6.875%, 4/25/2018	1,746,863
1,230,000	Merrill Lynch & Co., Inc., Series C, MTN, 5.450%, 2/05/2013	1,182,333

		4,347,674

Principal Amount (‡)	Description	Value(†)
	Building Materials — 0.5%
$815,000	Owens Corning, 7.000%, 12/01/2036	$534,429
795,000	USG Corp., 6.300%, 11/15/2016	486,937

		1,021,366

	Commercial Mortgage-Backed Securities — 5.7%
795,000	Banc of America Commercial Mortgage, Inc., Series 2005-6, Class A2, 5.165%, 9/10/2047	712,386
850,000	Banc of America Commercial Mortgage, Inc., Series 2006-1, Class A2, 5.334%, 9/10/2045	736,137
1,305,000	Banc of America Commercial Mortgage, Inc., Series 2007-2, Class A2, 5.634%, 4/10/2049	1,022,976
1,245,000	Bear Stearns Commercial Mortgage Securities, Inc., Series 2005-PW10, Class A2, 5.270%, 12/11/2040	1,121,037
990,000	Bear Stearns Commercial Mortgage Securities, Inc., Series 2006-PW13, Class A4, 5.540%, 9/11/2041	776,581
710,000	Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2006-CD2, Class A2, 5.408%, 1/15/2046	616,406
960,000	Credit Suisse Mortgage Capital Certificates, Series 2008-C1, Class A3, 6.218%, 2/15/2041(b)	742,143
1,800,000	Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A2, 5.117%, 4/10/2037	1,633,834
543,000	Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A4, 5.444%, 3/10/2039	413,295
1,500,000	GS Mortgage Securities Corp. II, Series 2005-GG4, Class A4A, 4.751%, 7/10/2039	1,209,924
1,140,000	GS Mortgage Securities Corp. II, Series 2006-GG8, Class A4, 5.560%, 11/10/2039	904,241
1,710,000	LB-UBS Commercial Mortgage Trust, Series 2005-C3, Class A3, 4.647%, 7/15/2030	1,496,263

		11,385,223

	Construction Machinery — 0.1%
220,000	Caterpillar Financial Service Corp., 5.450%, 4/15/2018	205,983

	Diversified Manufacturing — 1.5%
1,200,000	Crane Co., 6.550%, 11/15/2036	930,934

LOOMIS SAYLES CORE PLUS BOND FUND — PORTFOLIO OF INVESTMENTS (continued)

Investments as of December 31, 2008 (Unaudited)

Principal Amount (‡)	Description	Value(†)
	Diversified Manufacturing — continued
$2,145,000	General Electric Co., 5.250%, 12/06/2017	$2,138,451

		3,069,385

	Electric — 2.2%
290,000	AES Corp., 7.750%, 10/15/2015	243,600
570,000	AES Corp., 8.000%, 10/15/2017	467,400
950,000	Enersis SA, Chile, 7.375%, 1/15/2014	989,369
355,000	Florida Power & Light Co., 4.950%, 6/01/2035	345,446
690,000	Ipalco Enterprises, Inc., 144A, 7.250%, 4/01/2016	565,800
590,000	Southern California Edison Co., 7.625%, 1/15/2010	603,711
1,025,000	Virginia Electric & Power Co., 8.875%, 11/15/2038	1,297,202

		4,512,528

	Food & Beverage — 2.5%
560,000	Anheuser-Busch Cos, Inc., 4.500%, 4/01/2018	471,987
805,000	Anheuser-Busch Cos, Inc., 6.450%, 9/01/2037	724,951
1,485,000	Dean Foods Co., 7.000%, 6/01/2016	1,262,250
815,000	Dr Pepper Snapple Group, Inc., 144A, 6.820%, 5/01/2018	803,877
915,000	Kraft Foods, Inc., 6.125%, 8/23/2018	902,075
925,000	Kraft Foods, Inc., 6.875%, 2/01/2038	924,357

		5,089,497

	Government Guaranteed — 1.6%
910,000	JPMorgan Chase & Co., 2.125%, 6/22/2012	913,790
210,000,000	Oesterreichische Kontrollbank AG, 1.800%, 3/22/2010 (JPY)	2,348,134

		3,261,924

	Government Owned - No Guarantee — 6.5%
7,795,000	FNMA, 4.375%, 9/13/2010	8,228,659
3,225,000	FNMA, 5.375%, 6/12/2017	3,767,819
1,098,000	Pemex Project Funding Master Trust, 7.875%, 2/01/2009	1,099,047

		13,095,525

	Healthcare — 0.9%
575,000	HCA, Inc., 7.500%, 12/15/2023	270,049
450,000	HCA, Inc., 9.125%, 11/15/2014	417,375
485,000	Hospira, Inc., 6.050%, 3/30/2017	393,926

Principal Amount (‡)	Description	Value(†)
	Healthcare — continued
$670,000	Medco Health Solutions, 7.250%, 8/15/2013	$649,617

		1,730,967

	Hybrid ARMs — 0.2%
387,836	JPMorgan Mortgage Trust, Series 2006-A7, Class 1A3, 5.879%, 1/25/2037(b)	352,200

	Independent Energy — 0.9%
290,000	Chesapeake Energy Corp., 6.500%, 8/15/2017	221,850
385,000	Chesapeake Energy Corp., 6.875%, 11/15/2020	277,200
830,000	TEPPCO Partners LP, 7.550%, 4/15/2038	621,102
825,000	XTO Energy, Inc., 6.375%, 6/15/2038	725,906

		1,846,058

	Local Authorities — 2.6%
7,260,000	Queensland Treasury Corp., Series 11G, 6.000%, 6/14/2011 (AUD)	5,269,371

	Media Cable — 2.1%
1,470,000	Comcast Corp., 6.950%, 8/15/2037	1,547,986
755,000	Cox Communications, Inc., 6.750%, 3/15/2011	734,930
1,085,000	CSC Holdings, Inc., Senior Note, Series B, 7.625%, 4/01/2011	1,022,613
873,000	Time Warner Cable, Inc., 6.550%, 5/01/2037	836,448

		4,141,977

	Metals & Mining — 0.5%
890,000	Steel Dynamics, Inc., 7.375%, 11/01/2012	649,700
710,000	United States Steel Corp., 6.650%, 6/01/2037	362,342

		1,012,042

	Mortgage Related — 27.0%
887,364	FHLMC, 4.000%, 7/01/2019	899,811
1,644,466	FHLMC, 4.500%, 12/01/2034	1,670,394
421,116	FHLMC, 5.000%, 11/01/2018	435,000
1,151,007	FHLMC, 5.500%, with various maturities in 2018(c)	1,190,490
1,471,055	FHLMC, 5.946%, 11/01/2036(b)	1,526,772
173,820	FHLMC, 6.000%, 6/01/2035	179,640
698,127	FNMA, 4.000%, 6/01/2019	709,565
4,944,655	FNMA, 4.500%, with various maturities from 2019 to 2035(c)	5,052,513

LOOMIS SAYLES CORE PLUS BOND FUND — PORTFOLIO OF INVESTMENTS (continued)

Investments as of December 31, 2008 (Unaudited)

Principal Amount (‡)	Description	Value(†)
	Mortgage Related — continued
$5,770,000	FNMA, 5.000%, 2/13/2017	$6,546,002
904,229	FNMA, 5.500%, 5/01/2018	935,586
8,380,237	FNMA, 6.000%, with various maturities from 2016 to 2039(c)	8,644,004
1,260,871	FNMA, 6.042%, 2/01/2037(b)	1,290,794
3,859,301	FNMA, 6.500%, with various maturities from 2029 to 2037(c)	4,014,661
206,180	FNMA, 7.000%, with various maturities in 2030(c)	218,157
201,019	FNMA, 7.500%, with various maturities from 2024 to 2032(c)	212,850
5,686,652	GNMA, 5.000%, with various maturities from 2035 to 2038(c)	5,845,630
9,094,612	GNMA, 5.500%, with various maturities from 2034 to 2038(c)	9,386,235
4,023,589	GNMA, 6.000%, with various maturities from 2029 to 2037(c)	4,160,322
622,444	GNMA, 6.500%, with various maturities from 2028 to 2032(c)	654,240
321,599	GNMA, 7.000%, with various maturities from 2025 to 2029(c)	340,662
113,453	GNMA, 7.500%, with various maturities from 2025 to 2030(c)	120,300
60,016	GNMA, 8.000%, 11/15/2029	64,029
102,431	GNMA, 8.500%, with various maturities from 2017 to 2023(c)	109,489
20,137	GNMA, 9.000%, with various maturities in 2016(c)	21,526
41,173	GNMA, 11.500%, with various maturities from 2013 to 2015(c)	47,057

		54,275,729

	Non-Captive Consumer — 0.7%
245,000	SLM Corp., MTN, 5.050%, 11/14/2014	163,045
120,000	SLM Corp., Series A, 5.000%, 6/15/2018	79,204
215,000	SLM Corp., Series A, MTN, 5.000%, 10/01/2013	153,837
35,000	SLM Corp., Series A, MTN, 5.375%, 5/15/2014	23,621
420,000	SLM Corp., Series A, MTN, 5.625%, 8/01/2033	254,791

Principal Amount (‡)	Description	Value(†)
	Non-Captive Consumer — continued
$825,000	SLM Corp., Series A, MTN, 8.450%, 6/15/2018	$652,262

		1,326,760

	Non-Captive Diversified — 3.3%
7,000	CIT Group, Inc., 5.400%, 2/13/2012	5,648
63,000	CIT Group, Inc., 5.400%, 1/30/2016	43,866
120,000	CIT Group, Inc., 5.800%, 10/01/2036	79,254
11,000	CIT Group, Inc., 5.850%, 9/15/2016	7,745
1,090,000	CIT Group, Inc., 12.000%, 12/18/2018	839,300
109,000	CIT Group, Inc., GMTN, 5.000%, 2/13/2014	79,222
103,000	CIT Group, Inc., GMTN, 5.000%, 2/01/2015	72,512
35,000	CIT Group, Inc., MTN, 5.125%, 9/30/2014	24,981
149,000	CIT Group, Inc., Series A, GMTN, 6.000%, 4/01/2036	94,166
120,000	CIT Group, Inc., Series A, MTN, 5.650%, 2/13/2017	83,442
95,000	General Electric Capital Corp., 5.875%, 1/14/2038	92,992
1,180,000	General Electric Capital Corp., Series A, MTN, 5.625%, 9/15/2017	1,187,014
1,842,000	GMAC LLC, 6.625%, 5/15/2012	1,433,592
571,000	GMAC LLC, 8.000%, 11/01/2031	339,397
1,430,000	HKCG Finance Ltd., 144A, 6.250%, 8/07/2018	1,497,061
465,000	International Lease Finance Corp., 5.000%, 4/15/2010	377,417
205,000	International Lease Finance Corp., 6.375%, 3/25/2013	139,256
120,000	International Lease Finance Corp., Series R, MTN, 5.300%, 5/01/2012	84,288
40,000	International Lease Finance Corp., Series R, MTN, 5.550%, 9/05/2012	27,593
285,000	International Lease Finance Corp., Series R, MTN, 5.650%, 6/01/2014	186,177

		6,694,923

	Oil Field Services — 0.4%
190,000	Nabors Industries, Inc., 6.150%, 2/15/2018	163,465
750,000	Weatherford International Ltd., 6.500%, 8/01/2036	562,997

		726,462

	Paper — 0.8%
565,000	Georgia-Pacific Corp., 7.375%, 12/01/2025	361,600

LOOMIS SAYLES CORE PLUS BOND FUND — PORTFOLIO OF INVESTMENTS (continued)

Investments as of December 31, 2008 (Unaudited)

Principal Amount (‡)	Description	Value(†)
	Paper — continued
$755,000	Georgia-Pacific Corp., 7.750%, 11/15/2029	$475,650
735,000	Georgia-Pacific Corp., 8.000%, 1/15/2024	496,125
365,000	Georgia-Pacific Corp., 8.875%, 5/15/2031	251,850

		1,585,225

	Pipelines — 0.5%
1,150,000	NGPL Pipeco LLC, 144A, 6.514%, 12/15/2012	1,091,372

	Property & Casualty Insurance — 0.2%
475,000	Willis North America, Inc., 6.200%, 3/28/2017	329,073

	Real Estate Investment Trusts — 0.5%
640,000	Colonial Realty, LP, Senior Note, 5.500%, 10/01/2015	380,282
1,250,000	iStar Financial, Inc., Senior Note, 6.000%, 12/15/2010	525,000

		905,282

	Retailers — 0.5%
1,295,000	Home Depot, Inc., 5.875%, 12/16/2036	1,015,412

	Sovereigns — 3.6%
36,000,000	Canadian Government, 1.900%, 3/23/2009 (JPY)	397,886
5,595,000	Canadian Government, 5.000%, 6/01/2014 (CAD)	5,243,755
180,000	Indonesia Government International Bond, 144A, 6.625%, 2/17/2037	131,400
1,705,000	Indonesia Government International Bond, 144A, 7.750%, 1/17/2038	1,415,150

		7,188,191

	Supermarkets — 1.1%
2,095,000	Kroger Co. (The), 6.900%, 4/15/2038	2,195,325

	Technology — 2.4%
745,000	Corning, Inc., 7.250%, 8/15/2036	600,169
540,000	Equifax, Inc., 7.000%, 7/01/2037	337,871
1,180,000	Fiserv, Inc., 6.125%, 11/20/2012	1,108,651
1,660,000	Freescale Semiconductor, Inc., 10.125%, 12/15/2016	680,600
605,000	Lender Processing Services, Inc., 8.125%, 7/01/2016	539,206
85,000	Motorola, Inc., 6.500%, 9/01/2025	42,071
115,000	Motorola, Inc., 6.500%, 11/15/2028	50,804
185,000	Motorola, Inc., 6.625%, 11/15/2037	86,950
295,000	Nortel Networks Ltd., 6.875%, 9/01/2023	17,700

Principal Amount (‡)	Description	Value(†)
	Technology — continued
$920,000	Nortel Networks Capital Corp., 7.875%, 6/15/2026	$55,200
195,000	Pitney Bowes, Inc., 5.250%, 1/15/2037	171,679
870,000	Xerox Corp., 6.350%, 5/15/2018	680,422
683,000	Xerox Corp., 6.400%, 3/15/2016	532,740

		4,904,063

	Tobacco — 1.2%
1,570,000	Altria Group, Inc., 9.700%, 11/10/2018	1,696,903
1,185,000	Reynolds American, Inc., 7.250%, 6/15/2037	797,942

		2,494,845

	Treasuries — 9.0%
566,000	U.S. Treasury Bond, 4.500%, 2/15/2036	751,984
17,630,722	U.S. Treasury Inflation Indexed Bond, 2.375%, 1/15/2025	17,327,686

		18,079,670

	Wireless — 2.8%
10,000	Nextel Communications, Inc., Series D, 7.375%, 8/01/2015	4,200
15,000	Nextel Communications, Inc., Series F, 5.950%, 3/15/2014	6,300
1,385,000	SK Telecom Co., Ltd., 144A, 6.625%, 7/20/2027	1,152,882
3,970,000	Sprint Capital Corp., 6.875%, 11/15/2028	2,362,150
15,000	Sprint Capital Corp., 6.900%, 5/01/2019	10,650
1,420,000	True Move Co. Ltd., 144A, 10.750%, 12/16/2013	582,200
1,200,000	Verizon Wireless Capital LLC, 144A, 8.500%, 11/15/2018	1,406,013

		5,524,395

	Wirelines — 2.8%
2,653,000	Embarq Corp., 7.995%, 6/01/2036	1,790,775
935,000	Frontier Communications Corp., 7.875%, 1/15/2027	542,300
210,000	Qwest Capital Funding, Inc., 6.500%, 11/15/2018	137,550
460,000	Qwest Corp., 6.875%, 9/15/2033	273,700
850,000	Qwest Corp., 7.250%, 9/15/2025	569,500
255,000	Qwest Corp., 7.250%, 10/15/2035	159,375
1,190,000	Qwest Corp., 7.500%, 6/15/2023	833,000
1,700,000	Telecom Italia Capital SA, 7.721%, 6/04/2038	1,396,125

		5,702,325

	Total Bonds and Notes (Identified Cost $198,983,105)	189,655,462

LOOMIS SAYLES CORE PLUS BOND FUND — PORTFOLIO OF INVESTMENTS (continued)

Investments as of December 31, 2008 (Unaudited)

Shares (‡)	Description	Value(†)
Preferred Stocks — 0.2%
	Diversified Financial Services — 0.1%
532	Preferred Blocker, Inc., 9.000%	$133,000

	Thrifts & Mortgage Finance — 0.1%
256,000	Federal National Mortgage Association, 6.750%(d)(e)	166,400
4,200	Federal National Mortgage Association, 8.250%(d)(e)	3,486

		169,886

	Total Preferred Stocks (Identified Cost $1,717,400)	302,886

Principal Amount (‡)
Short-Term Investment — 5.2%
$10,469,113	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/31/2008 at 0.000% to be repurchased at $10,469,113 on 1/02/2009, collateralized by $10,385,000 Federal National Mortgage Association, 3.530% due 8/25/2010 valued at $10,683,569, including accrued interest(f) (Identified Cost $10,469,113)	10,469,113

	Total Investments — 99.8% (Identified Cost $211,169,618)(a)	200,427,461
	Other assets less liabilities—0.2%	456,983

	Net Assets — 100.0%	$200,884,444

(‡)	Principal amount is in U.S. dollars unless otherwise noted.
(†)	Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) are generally valued on the basis of evaluated bids furnished to the Fund by a pricing service recommended by the investment adviser and approved by the Board of Trustees, which service determines valuations for normal, institutional size-trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Equity securities, including closed-end investment companies and exchange-traded funds, for which market quotations are readily available, are valued at market value, as reported by pricing services recommended by the investment adviser and approved by the Board of Trustees. Such pricing services generally use the security’s last sale price on the exchange or market where the security is primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market. Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. In instances where broker-dealer bid quotations are not available, certain securities held by the Fund may be valued on the basis of a price provided by a principal market maker. Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s investment adviser using consistently applied procedures under the general supervision of the Board of Trustees. Investments in other open-end investment companies are valued at their net asset value each day.

The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

The books and records of the Fund are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

LOOMIS SAYLES CORE PLUS BOND FUND — PORTFOLIO OF INVESTMENTS (continued)

Investments as of December 31, 2008 (Unaudited)

(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.):

At December 31, 2008, the net unrealized depreciation on investments based on a cost of $211,395,569 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$7,785,561
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(18,753,669)

Net unrealized depreciation	$(10,968,108)

At September 30, 2008, the Fund had a capital loss carryforward of approximately $19,696,181 of which $19,514,453 expires on September 30, 2010 and $181,728 expires on September 30, 2014. These amounts may be available to offset future realized capital gains, if any, to the extent provided by regulations.

(b)	Variable rate security. Rate as of December 31, 2008 is disclosed.
(c)	The Fund’s investment in mortgage related securities of the Federal Home Loan Mortgage Corporation, Federal National Mortgage Association and Government National Mortgage Association are interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of presentation in the Portfolio of Investments.
(d)	Non-income producing security.
(e)	Future dividend payments have been eliminated as the issuer has been placed in conservatorship.
(f)	It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. The repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities.

144A	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At December 31, 2008, the value of these securities amounted to $8,645,755 or 4.3% of net assets.

ABS	Asset-Backed Securities
ARM	Adjustable Rate Mortgage
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GMTN	Global Medium Term Note
GNMA	Government National Mortgage Association
MTN	Medium Term Note

AUD	Australian Dollar
CAD	Canadian Dollar
JPY	Japanese Yen

Fair Value Measurements

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“FAS 157”), Fair Value Measurements, effective October 1, 2008. FAS 157 establishes a hierarchy for net asset value determination purposes in which various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical investments;
•

Level 2 - prices determined using other significant observable inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar investments, interest rates, credit risk, etc.);

•

Level 3 - prices determined using significant unobservable inputs for situations where quoted prices or observable inputs are unavailable such as when there is little or no market activity for an investment, (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of investments and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2008:

Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$10,635,513
Level 2 - Other Significant Observable Inputs	187,510,833
Level 3 - Significant Unobservable Inputs	2,281,115

Total	$200,427,461

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of December 31, 2008:

Assets	Investments in Securities
Balance as of September 30, 2008	$7,086,547
Realized gain (loss)	4,227
Change in unrealized appreciation (depreciation)	(1,649,439)
Net purchases (sales)	931,678
Net reclassifications to/from level 3	(4,091,898)

Balance as of December 31, 2008	$2,281,115

New Accounting Pronouncement

In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”), was issued and will be effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about funds’ derivative and hedging activities. Management is currently evaluating the impact the adoption of FAS 161 may have on the Fund’s financial statement disclosures.

LOOMIS SAYLES CORE PLUS BOND FUND — PORTFOLIO OF INVESTMENTS (continued)

Investments as of December 31, 2008 (Unaudited)

Net Asset Summary at December 31, 2008 (Unaudited)

Mortgage Related	27.0%
Treasuries	9.0
Government Owned – No Guarantee	6.5
Commercial Mortgage-Backed Securities	5.7
Banking	5.4
Sovereigns	3.6
Non-Captive Diversified	3.3
Wirelines	2.8
Wireless	2.8
Local Authorities	2.6
Food & Beverage	2.5
Technology	2.4
Electric	2.2
Brokerage	2.2
Media Cable	2.1
Other Investments, less than 2% each	14.5
Short-Term Investment	5.2

Total Investments	99.8
Other assets less liabilities	0.2

Net Assets	100.0%

ITEM 2. CONTROLS AND PROCEDURES.

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS

(a)(1)	Certification for the Principal Executive Officer pursuant to Rule 30a-2(a) of the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith.
(a)(2)	Certification for the Principal Financial Officer pursuant to Rule 30a-2(a) of the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Natixis Funds Trust I

By: /s/ David L. Giunta

Name:    David L. Giunta

Title:      President and Chief Executive Officer

Date:      February 26, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ David L. Giunta

Name:    David L. Giunta

Title:      President and Chief Executive Officer

Date:      February 26, 2009

By: /s/ Michael C. Kardok

Name:    Michael C. Kardok

Title:      Treasurer

Date:      February 26, 2009